Acquisitions	12 Months Ended
Jun. 30, 2013
Acquisitions [Abstract]
Business Combination Disclosure [Text Block]
10.	Acquisitions

10.1	Acquisition in year ended June 30, 2011

(a)	Acquisition of Wentai Education

On March 12, 2010, Noah Education Technology (Shenzhen) Co., ("NETS") entered into an investment agreement with Wentai Education and shareholders of Wentai Education for the share transfer and capital injection in Wentai Education (the "Acquisition") with the purpose to grow into education services business. The Wentai Education is a private education service provider based in Guangzhou which is specialized in providing full time English-featured education of schools and kindergartens. Pursuant to the agreement, the former shareholders transferred 40% of the shares of Wentai Education to a designated company named Shenzhen Jinyinhe Investment Co., Ltd ("Shenzhen Jinyinhe") which will then transfer these 40% shares to NETS immediately. The consideration paid for this share transfer is RMB36,000,000, with RMB25,000,000 paid before July 12, 2010, RMB1,000,000 paid before September 1, 2010 and remaining RMB10,000,000 payable upon request after the first two payments. After the share transfer, the acquirer, NETS, injected the capital into the Wentai Education, NETS, was obliged to pay RMB90,000,000 as capital injection into the Wentai Education, with RMB30,000,000 allocating into issued share capital and RMB60,000,000 into capital reserve of Wentai Education. Pursuant the agreement, the payment of RMB90,000,000 in total should be completed before July 1, 2010 and the shareholding of NETS in Wentai Education was further increased from 40% to 70% upon the successful payment. Therefore, control was presumed to be existed and two kindergartens will be brought into the Group at acquisition date.

The Group incurred approximately RMB920,000 (US$135,663) costs in relation to this acquisition and was recognized in the consolidated statements of income for the year ended June 30, 2010.

                On March 12, 2010, Xu Dong, who acts as the director of NETS, entered into a loan agreement with Wentai Education. Pursuant to this loan agreement, Wentai Education will lend RMB21,000,000 to Xu Dong and RMB9,000,000 to one of the shareholders of Wentai Education named Du Qi Cai to set up a new entity named Wentai Investment for the purpose to acquire 67% shareholdings of Zhongda Foundation, a company principally engages in elementary education. Both loan amounts are interest-free with a repayment period of 20 years. Meanwhile, Xu Dong and Du Qi Cai have to pledge their investment in Wentai Investment to Wentai Education with reference to the term and clause of the loan agreement in return. Such arrangement is to comply with PRC laws and regulations that restrict foreign ownership of companies operating elementary education business in the PRC. Upon acquisition of the 67% shareholdings, Xu Dong will transfer all the risks and rewards associated with the Wentai Investment to NETS. Based on these contractual agreements, Wentai Investment should be considered as a VIE as the equity investors do not have the characteristics of a controlling financial interest and NETS is the primary beneficiary of Wentai Investment. Accordingly, the Group shall consolidate the financial results and financial position of Wentai Investment under FASB ASC 810 once the control was obtained.

The initial deposits of RMB4,200,000 was paid at June 30, 2010 as disclosed in the consolidated balance sheets and the purchase consideration of RMB25,000,000 and RMB90,000,000 were made on July 29, 2010, also the acquisition date.

The transaction has been approved by both companies' board of directors and completed during the year ended June 30, 2011.

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Wentai Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash consideration
- deposit paid in year ended June 30, 2010	4,200
- paid in year ended June 30, 2011	120,800
- other payables as of June 30, 2011	1,000
Fair value of total consideration transferred	126,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	17,170	1-10 years
Cash and cash equivalents	110,619
Other receivables	6,003
Other current assets	4,276
Property, plant and equipment, net	28,965
Deferred revenue - current	(12,802)
Other current liabilities	(12,121)
Long-term bank borrowings	(1,500)
Deferred tax liabilities	(1,812)
Total identifiable net assets	138,798
Non-controlling interests	(41,639)
Goodwill	28,841
	126,000
Net cash outflow arising on acquisition for year Ended June 30, 2011
Cash consideration paid	120,800
Cash and cash equivalents acquired	(110,619)
	10,181

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB6,003,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The fair value of the non-controlling interests was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include of a discount rate of 14.1%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interests.

(b)	Acquisition of Changsha Kindergartens

In addition, on January 27, 2011, and February 25, 2011, Wentai Education signed an investment agreement, an amendment to investment agreement, and an asset transfer Agreement with four individual independent counterparties (together "Original Shareholders"), to acquire 100% interest in four kindergartens owned by the Original Shareholders in Changsha, PRC at a consideration of RMB25,800,000.

The four kindergartens include Changsha Kaifu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Yuelu District Di-Ai Baby Science and Art Due Language Kindergarten, Changsha Wangcheng County Di-Ai Baby Science and Art Due Language Kindergarten and Changsha County Noah Forest Di-Ai Baby Science and Art Due Language Kindergarten (collectively referred to as "Changsha Kindergartens").

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date.

At
acquisition
date
RMB'000
Consideration
Cash consideration
- paid in year ended June 30, 2011	25,102
- other payables as of June 30, 2011 (Note)	698
Fair value of total consideration transferred	25,800
Recognized amounts of identifiable assets acquired and liabilities assumed
Other receivables	8,485
Other current assets	237
Property, plant and equipment, net	7,327
Other payables	(3,195)
Other current liabilities	(4,361)
Deferred tax liabilities	(280)
Total identifiable net assets	8,213
Goodwill	17,587
25,800
Net cash outflow arising on acquisition:
Cash consideration paid in fiscal 2011	25,102

Note:	The consideration payable approximately of RMB698,000 was settled in year ended June 30, 2012.

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB8,485,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

10.2	Acquisition in year ended June 30, 2012 Acquisition of Shanghai Yuanbo Education Information and Consulting Corporation Ltd.

During the year ended June 30, 2011, the Group has signed a definitive agreement to acquire an 80% interest in Shanghai Yuanbo Education Information and Consulting Corporation Ltd. ("Yuanbo Education"), a company focused on early childhood education services in the Yangtze Delta region, for a total consideration of RMB94,866,000.

The total consideration of RMB94,866,000 comprises:

(1)	Consideration with call option

Consideration of RMB79,866,000 which included a call option to acquire the remaining 20% of equity interest in cash from Yuanbo Education original shareholders in five years at an exercise price of seven times of fiscal year 2016 Yuanbo Education's profit after tax. The fair value of such option is RMB7,913,000 at acquisition date which is included in investments on the consolidated balance sheets.

(2)	Contingent consideration payable

RMB15,000,000 which will be paid equally in two years on Yuanbo Education's audited financial results as of the fiscal year ended June 30, 2012 and June 30, 2013, subject to a contingent adjustment determined by the earnings before interest, taxes and depreciation and allowance ("EBITDA") of that fiscal year. Details as follows:

2012 EBITDA: Target amount RMB6.9 million

⋅	If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;
⋅	If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,170,000* [(EBITDA/7,170,000-1)-25%]/25%;
⋅	If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,170,000+[(EBITDA/7,170,000-1)-50%]*25%*2012 net profit.

2013 EBITDA: Target amount RMB11.3 million

⋅	If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;
⋅	If actual EBITDA is greater than 1.25 times target amount but less than 1.50 times target amount, payment will be adjusted to RMB7,830,000* [(EBITDA/11,250,000-1)-25%]/25%;
⋅	If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB7,830,000*[(EBITDA/11,250,000-1)-50%]*25%*2013 net profit.

The fair value of the contingent consideration at acquisition date is RMB7,331,002. The fair value changes in contingent consideration payable are included in the other operating income on the Consolidated Statements of Income. The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	7,331,002
Decrease in fair value during the year	(58,665)
Fair value as of June 30, 2012	7,272,337
Settled during the year	(7,272,337)
Fair value as of June 30, 2013	-
Fair value as of June 30, 2013 (US$)	-

The transaction was completed on July 31, 2011. The acquisition of Yuanbo Education is recorded in fiscal year ended June 30, 2012 accordingly.

The Company accounted for this business combination using the acquisition method of accounting. The following table summarizes the consideration paid for the acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the non-controlling interest in Yuanbo Education.

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- deposit paid in year ended June 30, 2011	4,000
- cash paid in year ended June 30, 2012	75,866
Contingent consideration payable	7,331
Less: fair value of a call option	(7,913)
Fair value of total consideration transferred	79,284

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	19,900	1-10 years
- Preferential leasing contracts	17,600	19 years
Cash and cash equivalents	50,769
Property, plant and equipment, net	8,882
Other receivables	1,210
Other payables and other current liabilities	(6,282)
Deferred tax liabilities	(4,081)
Total identifiable net assets	87,998
Non-controlling interests	(19,821)
Goodwill	11,107
Consideration	79,284
Net cash arising from acquisition:
- cash consideration paid in year ended June 30, 2012	75,866
- cash and cash equivalent acquired	(50,769)
	25,097

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by Shanghai FairPro Consulting Co., Ltd., independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB1,210,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The contingent consideration arrangement requires the Group to pay the selling shareholder of Yuanbo Education based on the EBITDA of Yuanbo in fiscal 2012 and 2013 as detailed above, up to a maximum amount of RMB15,000,000 (undiscounted). The potential undiscounted amount of all future payments that acquirer could be required to make under the contingent consideration arrangement is between RMB0 to RMB15,000,000. The fair value of the contingent consideration arrangement of RMB7,331,002 at acquisition date was estimated by applying the income approach. That measure is based on significant inputs that are not observable in the market. Key assumptions include a discount rate of 6.4% and a probability-adjusted level of EBITDA in Yuanbo Education approximately between RMB9,457,000 and RMB20,825,000. The fair value of the contingent consideration arrangement of RMB7,272,337 as of June 30, 2013 was estimated by applying the income approach. That measure is based on significant inputs that are not observable in the market. Key assumptions include a discount rate of 6.4% and a probability-adjusted level of EBITDA in Yuanbo Education approximately between RMB8,594,000 and RMB10,313,000.

The fair value of the call option to acquire remaining 20% equity in Yuanbo acquisition from the selling shareholder as detailed above of RMB7,913,000 at acquisition date was estimated by applying Black Scholes model. The estimated exercise price is determined based on the financial projection and the price earnings multiple as stated in the sales and purchase agreement considering the projection represent the best estimation of management. Risk free rate based on 5 year zero coupon PRC government bond of 3.71% and volatility at the average normalized industry volatility with look back period commensurate with the term of the option of 52% was selected for the valuation.

The fair value of the non-controlling interests in Yuanbo Education, a private entity, was estimated by applying the income approach and the market approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as described in ASC 820-10-35. Key assumptions include a discount rate of 22%, a terminal value based on long-term sustainable growth rates of 4%), financial multiples of entities deemed to be similar to Yuanbo Education, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest in Yuanbo Education.

The following pro forma information of Yuanbo Education summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2010 and July 1, 2011. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2010 and July 1, 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises.

		Net income
	Revenues	(loss)
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Yuanbo Education in the Group's consolidated statements of income for the year ended June 30, 2012	34,310,588	5,094,435
Supplemental pro forma for year ended June 30, 2011	126,790,026	(26,609,909)
Supplemental pro forma for year ended June 30, 2012	163,022,321	(53,750,093)

10.3	Acquisition in year ended June 30, 2013

(a)	Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd.

On October 2, 2012, the Group acquired a 100% equity interest in Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. ("Xiaoxiao"), for a total consideration of RMB 23,244,000. Xiaoxiao has six kindergartens and an art training school and it focused on early childhood education services in the Zhejiang region.

The total consideration of RMB 23,244,000 comprises:

(1)	Cash consideration of RMB22,240,000 which was fully paid during the year ended June 30, 2013.

(2)
The contingent consideration refers to a payment of RMB1,004,000 which will be based on Xiaoxiao audited financial results and the projected financial results as of the fiscal years ended June 30, 2013 and 2014 respectively, and subject to a contingent adjustment determined by the earnings before interest, taxes and depreciation and allowance ("EBITDA") of that fiscal year. Details as follows:

2013 EBITDA: Target amount RMB 4,450,000

⋅	If actual EBITDA is less than 1.25 times target amount, payment will be adjusted to zero;
⋅	If actual EBITDA is greater than 1.25 times target amount but less than 1.5 times target amount, payment will be adjusted to RMB4,760,000* [( EBITDA/4,450,000 -1)- 25%)]/25%;
⋅	If actual EBITDA is greater than 1.50 times target amount, the payment will be adjusted to RMB4,760,000+[(EBITDA/4,450,000-1-50%)]*25%*2013 net profit.

2014 EBITDA: Target amount RMB 8,010,000

⋅	If actual EBITDA is less than 1.5 times target amount, payment will be adjusted to zero;
⋅	If actual EBITDA is greater than 1.5 times target amount but less than 1.8 times target amount, payment will be adjusted to RMB4,760,000* [(EBITDA/6,675,000 -1)- 25%)]/25%;
⋅	If actual EBITDA is greater than 1.80 times target amount, the payment will be adjusted to RMB4,760,000+[(EBITDA/6,675,000-1-50%)]*25%*2014 net profit.

The fair value of the contingent consideration at acquisition date was RMB1,004,000. Since the actual EBITDA of XiaoXiao for the year ended June 30, 2013 and the projected financial results for the year ended June 30, 2014 is RMB5,479,734, which is less than RMB5,562,500 (i.e. 1.25 times target amount of RMB4,450,000). The contingent consideration of RMB1,004,000 was fully impaired in other operating expense on the consolidated statements of income.The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	1,004,000
Decrease in fair value during the year	(1,004,000)

Fair value as of June 30, 2013	-

The Company accounted for this business combination using the acquisition method of accounting. The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration	22,240
Contingent consideration payable	1,004
Fair value of total consideration transferred	23,244

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	1,100	3.75 years
- Preferential leasing contracts	9,100	15.08 years

Cash and cash equivalents	278
Other receivables	7,742
Other payables and other current liabilities	(7,708)
Property, plant and equipment, net	3,955
Deferred tax liabilities	(2,550)
Total identifiable net assets	11,917
Goodwill	11,327
Consideration	23,244

Net cash arising from acquisition:
- cash consideration paid from Noah's cash transferred	22,240
- cash and cash equivalent acquired	(278)
	21,962

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB7,742,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The contingent consideration arrangement requires Yuanbo to pay the selling shareholder of Xiaoxiao based on the EBITDA of Xiaoxiao in fiscal 2013 and 2014 as detailed above. The fair value of the contingent consideration arrangement of RMB1,004,000 at acquisition date was estimated by apply the income approach. The estimated ten-month EBITDA for fiscal 2013 is approximated RMB5,807,164. Based on this, the estimated pay-out would be RMB1,004,000 under the fiscal 2013. For fiscal 2014, the company's projected EBITDA of RMB5,700,000 for fiscal 2014 fall below RMB10,012,500 lower boundary and hence payment is not except to be made. Key assumption includes a discount rate of 6.15%. The fair value of the contingent consideration arrangement of nil as of June 30, 2013 was estimated by applying the income approach. The actual EBITDA of RMB5,479,734 for fiscal 2013 fall below RMB5,562,500 lower boundary and hence payment is not required to be made. For fiscal 2014, the company's projected EBITDA of RMB5,107,935 for fiscal 2014 fall below RMB10,012,500 lower boundary and hence payment is not except to be made.

The following pro forma information of Xiaoxiao summarized the effect of the acquisition, as if the acquisitions had occurred as of July 1, 2011 and July 1, 2012. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to Xiaoxiao in the Group's consolidated statements of income for the year ended June 30, 2013	19,895,140	3,455,886
Supplemental pro forma for year ended June 30, 2012	211,332,417	21,518,413
Supplemental pro forma for year ended June 30, 2013	206,170,381	20,164,479

(b)	Acquisition of Kindergartens

On October 2, 2012, the Group acquired a 100% equity interest in four kindergartens for a total consideration of RMB14,391,000.

(1)	Cash consideration

RMB

Paid in year ended June 30, 2013	11,500,000
Other payables as of June 30, 2013	500,000
12,000,000

(2)
The contingent consideration refers to a payment of RMB 2,391,000 which will be based on DDK audited financial results as of the year ended June 30, 2013, and subject to a contingent adjustment determined by the net profit (except for Jiaxing City Nanhu District DDK Nobel Kindergarten) of that fiscal year. Details as follows:

2013 Net profit: Target amount RMB1,083,333

o          If actual net profit is less than 1.25 times target amount, payment will be adjusted to zero;

o          If actual EBITDA is greater than 1.25 times target amount but less than 1.4 times target amount, payment will be adjusted to RMB 2,500,000*[(Net Profit/1,083,333 -1- 25%)]/15%);

o          If actual EBITDA is greater than 1.40 times target amount, the payment will be adjusted to RMB2,500.000.

The fair value of the contingent consideration at acquisition date was RMB2,391,000. The fair value change in contingent consideration payable was included in the other operating income on the Consolidated Statements of Income. The movement of the contingent consideration payable during the year is as follows:

RMB

Fair value at acquisition date	2,391,000
Increase in fair value during the year	109,000
Fair value as of June 30, 2013	2,500,000

The Company accounted for this business combination using the acquisition method of accounting. The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

	At
	acquisition	Amortization
	date	period
	RMB'000
Consideration
Cash Consideration
- paid in year ended June 30, 2013	11,500
- other payables as of June 30, 2013	500
Contingent consideration payable	2,391
Fair value of total consideration transferred	14,391

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Patents, trademarks and licenses	200	3.75 years
- Preferential leasing contracts	6,500	9.9 years

Cash and cash equivalents	4,740
Other receivables	2,611
Other payables and other current liabilities	(4,230)
Property, plant and equipment, net	1,915
Deferred tax liabilities	(1,675)
Loan	(2,000)
Total identifiable net assets	8,061
Goodwill	6,330
Consideration	14,391

Net cash arising from acquisition:
- cash consideration paid from Noah's cash transferred	11,500
- cash and cash equivalent acquired	(4,740)
	6,760

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date by an independent qualified professional valuer not connected with the Group.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The fair value of the other receivables was approximately RMB2,611,000. In the opinion of the directors of the Company, the balance had good credit quality with reference to the past settlement history, no provision was suggested.

The contingent consideration arrangement requires the Yuanbo to pay the selling shareholder of DDK based on the net profit of DDK (except for Jiaxing City Nanhu District DDK Nobel Kindergarten) in fiscal 2013 as detailed above. The fair value of the contingent consideration arrangement of RMB2,391,000 at acquisition date was estimated by apply the income approach. The estimated ten-month net profit for fiscal 2013 is over RMB1,516,666. Based on this, the estimated pay-out would be RMB2,391,000 under the fiscal 2013. Key assumption include a discount rate of 6.15% and a probability-adjusted level of net profit in DDK approximately RMB2,053,000. The actual net profit (except for Jiaxing city Nanhu District DDK Nobel Kindergarten) of RMB1,521,329 for 10-months in fiscal 2013 which is greater than 1.4 times target amount. Therefore, the fair value of the contingent consideration arrangement of RMB2,500,000 as of June 30, 2013.

The following pro forma information of DDK summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2011 and July 1, 2012. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB
The amount attributable to DDK in the Group's consolidated statements of income for the year ended June 30, 2013	9,255,721	1,150,510
Supplemental pro forma for year ended June 30, 2012	206,608,307	15,834,391
Supplemental pro forma for year ended June 30, 2013	195,530,985	17,859,103

(c)	Acquisition of Jiande City Noah Kindergarten

On October 2, 2012, the Group acquired a 100% equity interest in Jiande City Noah Kindergarten ("Jiande") for a total cash consideration of RMB1,500,000.

The Company accounted for this business combination using the acquisition method of accounting. The value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

At
acquisition
date
RMB'000
Consideration
Cash Consideration
- cash paid in year ended June 30, 2013	1,200
- other payables in year ended June 30, 2013	300
Fair value of total consideration transferred	1,500

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	78
Other receivables	195
Other payables and other current liabilities	(214)
Property, plant and equipment, net	350
Total identifiable net assets	409
Goodwill	1,091
Consideration	1,500
Net cash arising from acquisition:
- cash consideration paid in fiscal 2013	1,200
- cash and cash equivalents	(78)
1,122

The fair value at acquisition date has been arrived at on the basis of a valuation carried out on that date.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition. None of the goodwill recognized was expected to be deductible for income tax purposes.

The following pro forma information of Jiande summarized the effect of the acquisitions, as if the acquisitions had occurred as of July 1, 2011 and July 1, 2012. This pro forma financial information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2011 and July 1, 2012, nor is it necessarily indicative of future results of operations of the consolidate enterprises.

	Revenues	Net income
	(unaudited)	(unaudited)
	RMB	RMB

The amount attributable to Jiande in the Group's consolidated statements of income for the year ended June 30, 2013	382,041	(151,411)
Supplemental pro forma for year ended June 30, 2012	197,332,908	14,898,161
Supplemental pro forma for year ended June 30, 2013	186,275,242	16,708,593